________________________________________________________________________________



                         CAPITAL MANAGEMENT MID-CAP FUND


________________________________________________________________________________



               a series of the Capital Management Investment Trust






                               Annual Report 1999


                         FOR THE YEAR ENDED NOVEMBER 30






                               INVESTMENT ADVISOR
                       Capital Management Associates, Inc.
                                  140 Broadway
                            New York, New York 10005



                         CAPITAL MANAGEMENT MID-CAP FUND
                           107 North Washington Street
                             Post Office Drawer 4365
                     Rocky Mount, North Carolina 27803-0365
                                 1-888-626-3863

                          CAPITAL MANAGEMENT ASSOCIATES
                                  INCORPORATED

                        140 BROADWAY NEW YORK, N.Y. 10005



INVESTMENT ADVISORS                                          TEL: (212) 320-2000
                                                             FAX: (212) 320-2040



Dear Fellow Shareholders:

         As the year, decade, century, and millennium all draw to a close, U.S. companies continue to reel in profits at a surprising clip, and equity investors are enjoying another year of positive returns. We are pleased to report that, once again, your fund has participated with a return in excess of 17% for the twelve months ended November 30.

         In terms of stock market action, 1999 has turned out to be in large measure a mirror image of 1998, and almost a repeat of 1997. The two groups, which were the bete noire of last year, are once again leading the market averages: these being technology and energy. We began over weighting these groups in late 1998, and until late summer they were our largest sector concentration. In May we developed a more positive view of the economy, which had significant strategy implications in terms of portfolio construction. We began to rotate toward the many depressed groups that had not participated in the narrow advance of 1998, specifically select capital goods and basic industries. We also felt that the odds of a Fed tightening were increasing, which lead us to begin thinking about reducing our tech weighting.

         After an unusual degree of debate and uncertainty, the Federal Reserve has cleared the policy air (for now) with its third 25-basis-point rate hike since midyear. Along with a similar bump up in the discount rate, the return to a 5.5% fed funds rate completes the unwinding of the last year's easing detour and cements a relatively high level of real short-term interest rates into the millennium. We continue to believe that the Fed is reasonably on track toward keeping inflation in check and thereby maintaining conditions for sustainable economic growth. However, the economy appears to be taking its medicine well - perhaps a little too well, and financial conditions on balance are tightening only hesitantly.

         Chances are, barring a financial bolt from the blue, the Fed will have to tighten again at some point in the next three to six months. We do not believe the remaining task is significant, but the Fed probably cannot remain comfortable that tightening is complete as long as imbalances (tight labor markets, low savings, and record current account deficit) continue to deteriorate. Also, there is a good chance that Y2K-related distortions are beginning to cloud assessments of underlying economic activity and inflation. This period of uncertainty could last through much of the first quarter, perhaps hampering the Fed's ability to discern the appropriate monetary police. As such, significant swings in equity markets are likely to continue. Investors are balancing the influences of earnings reports against the ongoing weakness in bonds and concerns about inflation. Rising interest rates have contained the performance of U.S. equities since April, and in our view the expansion in equity valuation measures likely peaked in the first quarter of 1999 and is not expected to be a major force in the 1999/2000 time frame.

         Our present investment stance is that, notwithstanding current volatility, broader market leadership is likely to unfold into 2000. We believe that improved, broader-based earnings, driven primarily by global growth and less by U.S. consumer growth, are unfolding. Presently, however, the gap between performance of the S&P 500 top 50 stocks and the overall S&P 500 is wider than in recent years. It appears that investors continue to seek strong growth and are willing to pay a significant premium for it as long as growth persists. In essence, the popular averages have been supported increasingly by a diminishing number of stocks. As noted previously, we think this narrowness will change as earnings gains continue, but until breadth improves the upside potential of the market is likely to be limited.

         In terms of market cap, mid- and small-cap stocks continue to show more attractive valuations that the large caps.

         Thank you for your support of the Capital Management Mid-Cap Fund, and we look forward to serving you in the coming investment year.


                                           C. Lennis Koontz, II, C.F.A.
                                           President
                                           December 2, 1999

                        CAPITAL MANAGEMENT MID-CAP FUND
                              INSTITUTIONAL SHARES

                    Performance Update - $250,000 Investment

       For the period from January 27, 1995 (Commencement of Operations)
                              to November 30, 1999


     ------------------------------------------------------------------------
                        Institutional           S&P 400          Russell 2500
                           Shares            Mid-Cap Index          Index
     ------------------------------------------------------------------------

     27-Jan-95            $250,000             $250,000            $250,000
     28-Feb-95             260,950              262,369             262,480
     31-May-95             280,704              278,878             279,504
     31-Aug-95             304,612              310,987             315,156
     30-Nov-95             307,511              323,827             324,294
     29-Feb-96             313,391              338,624             342,173
     31-May-96             338,926              357,925             375,203
     31-Aug-96             332,125              347,749             356,438
     30-Nov-96             367,685              384,443             387,294
     28-Feb-97             375,531              396,031             397,455
     31-May-97             414,220              423,012             419,630
     31-Aug-97             474,283              477,328             468,817
     30-Nov-97             492,411              489,952             479,159
     28-Feb-98             526,789              540,574             515,674
     31-May-98             511,976              549,380             515,243
     31-Aug-98             384,830              432,544             389,794
     30-Nov-98             438,528              540,789             462,105
     28-Feb-99             459,341              551,979             457,118
     31-May-99             509,967              614,836             516,569
     31-Aug-99             512,128              612,250             516,098
     30-Nov-99             519,246              656,353             548,886


This graph  depicts the  performance  of the  Capital  Management  Mid-Cap  Fund
Institutional Shares versus the S&P 400 Mid-Cap Index and the Russell 2500 Index. It is important to note that the Capital Management Mid-Cap Fund is a professionally managed mutual fund while the indexes are not available for investment and are unmanaged. The comparison is shown for illustrative purposes only.


Average Annual Total Return

-------------------------------------------------
  One Year     Three Years     Since Inception
-------------------------------------------------
   18.41%        12.19%            16.29%
-------------------------------------------------


The graph assumes an initial $250,000 investment at January 27, 1995. All dividends and distributions are reinvested.

At November 30, 1999, the value of the Capital Management Mid-Cap Fund Institutional Shares would have grown to $519,246 - total investment return of 107.70% since January 27, 1995.

At November 30, 1999, a similar investment in the S&P 400 Mid-Cap Index would have grown to $656,353 - total investment return of 162.54% since January 27, 1995; and a similar investment in the Russell 2500 Index would have grown to $548,886 - total investment return of 119.55% since January 27, 1995. The Lipper Capital Appreciation Index that was used in the prior year's annual report graph for illustrative purposes is not used in this year's annual report graph because the index is no longer in existence.

Past performance is not a guarantee of future results. A mutual fund's share price and investment return will vary with market conditions, and the principal value of shares, when redeemed, may be worth more or less than the original cost. Average annual total returns are historical in nature and measure net investment income and capital gain or loss from portfolio investments assuming reinvestments of dividends.

                        CAPITAL MANAGEMENT MID-CAP FUND
                                INVESTOR SHARES

                     Performance Update - $10,000 Investment

         For the period from April 7, 1995 (Commencement of Operations)
                              to November 30, 1999


     ------------------------------------------------------------------------
                          Investor              S&P 400          Russell 2500
                           Shares            Mid-Cap Index          Index
     ------------------------------------------------------------------------

      7-Apr-95            $ 9,700              $10,000             $10,000
     31-May-95              9,825               10,433              10,350
     31-Aug-95             10,619               11,635              11,671
     30-Nov-95             10,693               12,115              12,009
     29-Feb-96             10,878               12,669              12,671
     31-May-96             11,750               13,391              13,894
     31-Aug-96             11,541               13,010              13,199
     30-Nov-96             12,790               14,383              14,342
     28-Feb-97             13,063               14,816              14,718
     31-May-97             14,393               15,826              15,540
     31-Aug-97             16,440               17,858              17,361
     30-Nov-97             17,025               18,330              17,744
     28-Feb-98             18,173               20,224              19,096
     31-May-98             17,634               20,553              19,080
     31-Aug-98             13,228               16,182              14,435
     30-Nov-98             15,038               20,232              17,112
     28-Feb-99             15,727               20,650              16,928
     31-May-99             17,429               23,002              19,129
     31-Aug-99             17,473               22,905              19,112
     30-Nov-99             17,677               24,555              20,326


This graph depicts the performance of the Capital Management Mid-Cap Fund Investor Shares versus the S&P 400 Mid-Cap Index and the Russell 2500 Index. It is important to note that the Capital Management Mid-Cap Fund is a professionally managed mutual fund while the indexes are not available for investment and are unmanaged. The comparison is shown for illustrative purposes only.


Average Annual Total Return

------------------------------------------------------------------------
                         One Year     Three Years     Since Inception
------------------------------------------------------------------------
No Sales Load             17.55%        11.39%             13.77%
------------------------------------------------------------------------
Maximum 3.0% Sales Load   14.02%        10.27%             13.03%
------------------------------------------------------------------------


The graph assumes an initial $10,000 investment at April 7, 1995 ($9,700 after maximum sales load of 3.0%). All dividends and distributions are reinvested.

At November 30, 1999, the value of the Capital Management Mid-Cap Fund Investor Shares would have grown to $17,677 - total investment return of 76.77% since April 7, 1995. Without the deduction of the 3.0% maximum sales load, the value of the Capital Management Mid-Cap Fund Investor Shares would have grown to $18,224 - total investment return of 82.24% since April 7, 1995. The sales load may be reduced or eliminated for larger purchases.

At November 30, 1999, a similar investment in the S&P 400 Mid-Cap Index would have been worth $24,555 - total investment return of 145.55% since April 7, 1995; and a similar investment in the Russell 2500 Index would have grown to $20,326 - total investment return of 103.26% since April 7, 1995. The Lipper Capital Appreciation Index that was used in the prior year's annual report graph for illustrative purposes is not used in this year's annual report graph because the index is no longer in existence.

Past performance is not a guarantee of future results. A mutual fund's share price and investment return will vary with market conditions, and the principal value of shares, when redeemed, may be worth more or less than the original cost. Average annual total returns are historical in nature and measure net investment income and capital gain or loss from portfolio investments assuming reinvestments of dividends.


                                                   CAPITAL MANAGEMENT MID-CAP FUND

                                                      PORTFOLIO OF INVESTMENTS

                                                          November 30, 1999


------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                            Value
                                                                                                      Shares               (note 1)
------------------------------------------------------------------------------------------------------------------------------------
COMMON STOCKS - 88.68%

       Advertising - 3.75%
         (a)Outdoor Systems, Inc. ..................................................                   5,750              $  255,875
                                                                                                                          ----------

       Airlines - 2.80%
            Southwest Airlines Co. .................................................                  11,750                 190,937
                                                                                                                          ----------

       Computer Software & Services - 4.82%
         (a)Compuware Corporation ..................................................                   6,700                 226,544
         (a)Comverse Technology, Inc. ..............................................                     850                 102,744
                                                                                                                          ----------
                                                                                                                             329,288
                                                                                                                          ----------
       Electrical Equipment - 2.62%
            Avista Corporation .....................................................                  11,000                 178,750
                                                                                                                          ----------

       Electronics - Semiconductor - 12.06%
         (a)Analog Devices, Inc. ...................................................                   1,700                  97,750
         (a)Applied Materials, Inc. ................................................                     800                  78,000
            Helix Technology Corporation ...........................................                   3,000                 121,453
         (a)LSI Logic Corporation ..................................................                   1,800                 108,787
         (a)National Semiconductor Corporation .....................................                   5,400                 229,500
         (a)PRI Automation, Inc. ...................................................                     300                  14,213
         (a)Teradyne, Inc. .........................................................                   4,000                 174,250
                                                                                                                          ----------
                                                                                                                             823,953
                                                                                                                          ----------
       Financial - Banks, Commercial - 7.20%
            Compass Bancshares, Inc. ...............................................                   6,200                 157,325
            Old Kent Financial Corporation .........................................                   4,000                 162,250
            UnionBanCal Corporation ................................................                   3,900                 172,331
                                                                                                                          ----------
                                                                                                                             491,906
                                                                                                                          ----------
       Food - Processing - 2.82%
            McCormick & Company, Incorporated ......................................                   6,000                 192,375
                                                                                                                          ----------

       Forest Products & Paper - 3.50%
            Bowater Incorporated ...................................................                   3,500                 171,500
            Weyerhaeuser Company ...................................................                   1,100                  67,238
                                                                                                                          ----------
                                                                                                                             238,738
                                                                                                                          ----------
       Machine - Diversified - 2.64%
            Deere & Company ........................................................                   4,200                 180,337
                                                                                                                          ----------

       Medical - Biotechnology - 3.03%
         (a)Chiron Corporation .....................................................                   6,300                 206,719
                                                                                                                          ----------



                                                                                                                         (Continued)

                                                   CAPITAL MANAGEMENT MID-CAP FUND

                                                      PORTFOLIO OF INVESTMENTS

                                                          November 30, 1999


------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                            Value
                                                                                                      Shares               (note 1)
------------------------------------------------------------------------------------------------------------------------------------

COMMON STOCKS - (Continued)

       Medical Supplies - 2.94%
            C. R. Bard, Inc. .......................................................                   3,700              $  200,956
                                                                                                                          ----------

       Oil & Gas - Domestic - 1.78%
            El Paso Energy Corporation .............................................                   3,200                 121,800
                                                                                                                          ----------

       Oil & Gas - Equipment & Services - 12.27%
            Apache Corporation .....................................................                   5,000                 179,063
            ENSCO International Incorporated .......................................                   9,400                 188,588
            Halliburton Company ....................................................                   4,000                 154,750
         (a)Nabors Industries, Inc. ................................................                   5,900                 156,719
            The Williams Companies, Inc. ...........................................                   4,700                 158,625
                                                                                                                          ----------
                                                                                                                             837,745
                                                                                                                          ----------
       Pharmaceuticals - 3.88%
         (a)IVAX Corporation .......................................................                  13,000                 264,875
                                                                                                                          ----------

       Publishing - 2.36%
            Houghton Mifflin Company ...............................................                   4,400                 161,425
                                                                                                                          ----------

       Publishing - Printing - 2.48%
         (a)Valassis Communications, Inc. ..........................................                   4,300                 169,312
                                                                                                                          ----------

       Retail - Grocery - 2.55%
            Hannaford Bros. Co. ....................................................                   2,400                 174,450
                                                                                                                          ----------

       Retail - Restaurants - 2.42%
            Brinker International, Inc. ............................................                   7,300                 165,163
                                                                                                                          ----------

       Retail - Specialty Line - 2.24%
            Harcourt General, Inc. .................................................                   4,600                 152,662
                                                                                                                          ----------

       Steel - Specialty - 2.71%
            Texas Industries, Inc. .................................................                   5,100                 184,875
                                                                                                                          ----------

       Utilities - Electric - 2.26%
            IDACORP, Inc ...........................................................                   5,500                 154,000
                                                                                                                          ----------

       Utilities - Gas - 2.64%
            Sempra Energy ..........................................................                   9,774                 180,208
                                                                                                                          ----------


                                                                                                                         (Continued)

                                                   CAPITAL MANAGEMENT MID-CAP FUND

                                                      PORTFOLIO OF INVESTMENTS

                                                          November 30, 1999


------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                            Value
                                                                                                      Shares               (note 1)
------------------------------------------------------------------------------------------------------------------------------------

COMMON STOCKS - (Continued)

       Utilities - Telecommunications - 2.91%
            U S WEST, Inc. .........................................................                   3,200              $  198,600
                                                                                                                          ----------


            Total Common Stocks (Cost $5,056,597) ............................................................             6,054,949
                                                                                                                          ----------


INVESTMENT COMPANIES - 9.21%
       Evergreen Money Market Fund Institutional Money
            Market Fund Institutional Service Shares ...............................                 314,600                 314,600
       Evergreen Money Market Treasury Institutional Money
            Market Fund Institutional Service Shares ...............................                 314,600                 314,600
                                                                                                                          ----------

            Total Investment Companies (Cost $629,200) .......................................................               629,200
                                                                                                                          ----------


Total Value of Investments (Cost $5,685,797 (b)) ...................................                   97.89 %            $6,684,149
Other Assets in Excess of Liabilities ..............................................                    2.11 %               143,990
                                                                                                      ------              ----------
       Net Assets ..................................................................                  100.00 %            $6,828,139
                                                                                                      ======              ==========



       (a)  Non-income producing investment.

       (b)  Aggregate  cost  for  financial  reporting  and  federal  income  tax  purposes  is the  same.  Unrealized  appreciation
            (depreciation) of investments for financial reporting and federal income tax purposes is as follows:


            Unrealized appreciation ..........................................................................           $1,167,757
            Unrealized depreciation ..........................................................................             (169,405)
                                                                                                                         ----------

                            Net unrealized appreciation ......................................................           $  998,352
                                                                                                                         ==========












See accompanying notes to financial statements


                                                   CAPITAL MANAGEMENT MID-CAP FUND

                                                 STATEMENT OF ASSETS AND LIABILITIES

                                                          November 30, 1999


ASSETS
       Investments, at value (cost $5,685,797) ......................................................................     $6,684,149
       Cash .........................................................................................................        168,710
       Income receivable ............................................................................................          5,201
                                                                                                                          ----------

            Total assets ............................................................................................      6,858,060
                                                                                                                          ----------

LIABILITIES
       Accrued expenses .............................................................................................         29,648
       Other liabilities ............................................................................................            273
                                                                                                                          ----------

            Total liabilities .......................................................................................         29,921
                                                                                                                          ----------

NET ASSETS ..........................................................................................................     $6,828,139
                                                                                                                          ==========

NET ASSETS CONSIST OF
       Paid-in capital ..............................................................................................     $5,314,995
       Undistributed net realized gain on investments ...............................................................        514,792
       Net unrealized oappreciation on investments ..................................................................        998,352
                                                                                                                          ----------
                                                                                                                          $6,828,139
                                                                                                                          ==========

INSTITUTIONAL CLASS
       Net asset value, offering and redemption price per share ($5,796,478 / 345,045 shares outstanding) ...........         $16.80
                                                                                                                          ==========

INVESTOR CLASS
       Net asset value, offering and redemption price per share ($1,031,661 / 62,862 shares outstanding) ............         $16.41
                                                                                                                          ==========
       Maximum offering price per share (100 / 97% of 16.41) ........................................................         $16.92
                                                                                                                          ==========


















See accompanying notes to financial statements


                                                   CAPITAL MANAGEMENT MID-CAP FUND

                                                       STATEMENT OF OPERATIONS

                                                    Year ended November 30, 1999



INVESTMENT INCOME

       Income
            Dividends .....................................................................................              $  117,474
                                                                                                                         ----------

       Expenses
            Investment advisory fees (note 2) .............................................................                  67,423
            Fund administration fees (note 2) .............................................................                   8,430
            Distribution and service fees - Investor Class (note 3) .......................................                  10,519
            Custody fees ..................................................................................                   3,205
            Registration and filing administration fees (note 2) ..........................................                   7,919
            Fund accounting fees (note 2) .................................................................                  36,000
            Audit fees ....................................................................................                  10,300
            Legal fees ....................................................................................                   6,667
            Securities pricing fees .......................................................................                   2,424
            Shareholder recordkeeping fees ................................................................                   9,000
            Other accounting fees (note 2) ................................................................                   3,731
            Shareholder servicing expenses ................................................................                   2,842
            Registration and filing expenses ..............................................................                  13,697
            Printing expenses .............................................................................                   7,000
            Trustee fees and meeting expenses .............................................................                   8,468
            Other operating expenses ......................................................................                   2,460
                                                                                                                         ----------

                  Total expenses ..........................................................................                 200,085
                                                                                                                         ----------

                  Less:
                       Expense reimbursements (note 2) ....................................................                 (21,045)
                       Investment advisory fees waived (note 2) ...........................................                 (67,423)
                                                                                                                         ----------

                  Net expenses ............................................................................                 111,617
                                                                                                                         ----------

                       Net investment income ..............................................................                   5,857
                                                                                                                         ----------

REALIZED AND UNREALIZED GAIN ON INVESTMENTS

       Net realized gain from investment transactions .....................................................                 603,046
       Increase in unrealized appreciation on investments .................................................                 500,396
                                                                                                                         ----------

            Net realized and unrealized gain on investments ...............................................               1,103,442
                                                                                                                         ----------

                  Net increase in net assets resulting from operations ....................................              $1,109,299
                                                                                                                         ==========








See accompanying notes to financial statements


                                                   CAPITAL MANAGEMENT MID-CAP FUND

                                                 STATEMENTS OF CHANGES IN NET ASSETS



------------------------------------------------------------------------------------------------------------------------------------
                                                                                                     Year ended          Year ended
                                                                                                    November 30,        November 30,
                                                                                                        1999                1998
------------------------------------------------------------------------------------------------------------------------------------

 INCREASE (DECREASE) IN NET ASSETS

     Operations
          Net investment income (loss) ........................................................      $    5,857          $   (3,416)
          Net realized gain (loss) from investment transactions ...............................         603,046             (70,827)
          Increase (decrease) in unrealized appreciation on investments .......................         500,396            (795,106)
                                                                                                     ----------          ----------

              Net increase (decrease) in net assets resulting from operations .................       1,109,299            (869,349)
                                                                                                     ----------          ----------

     Distributions to shareholders from
          Net investment income - Institutional Class .........................................          (8,499)                  0
          Net realized gain from investment transactions - Institutional Class ................               0            (678,656)
          Net realized gain from investment transactions - Investor Class .....................               0            (244,032)
                                                                                                     ----------          ----------

              Decrease in net assets resulting from distributions .............................          (8,499)           (922,688)
                                                                                                     ----------          ----------

     Capital share transactions
          (Decrease) increase in net assets resulting from capital share transactions (a) .....        (969,079)          1,303,097
                                                                                                     ----------          ----------

                   Total increase (decrease) in net assets ....................................         131,721            (488,940)

NET ASSETS

     Beginning of year ........................................................................       6,696,418           7,185,358
                                                                                                     ----------          ----------

     End of year ..............................................................................      $6,828,139          $6,696,418
                                                                                                     ==========          ==========

(a) A summary of capital share activity follows:
                                                          --------------------------------------------------------------------------
                                                                      Year ended                               Year ended
                                                                   November 30, 1999                        November 30, 1998

                                                               Shares              Value               Shares              Value
                                                          --------------------------------------------------------------------------

-----------------------------------------------
              INSTITUTIONAL CLASS
-----------------------------------------------
Shares sold .............................................        68,421          $1,118,601              18,735          $  299,573
Shares issued for reinvestment of distributions .........           529               8,501              41,056             678,656
                                                             ----------          ----------          ----------          ----------
                                                                 68,950           1,127,102              59,791             978,229
Shares redeemed .........................................       (70,880)         (1,111,573)             (4,650)            (73,195)
                                                             ----------          ----------          ----------          ----------
     Net (decrease) increase ............................        (1,930)         $   15,529              55,141          $  905,034
                                                             ==========          ==========          ==========          ==========

-----------------------------------------------
                INVESTOR CLASS
-----------------------------------------------
Shares sold .............................................         2,985          $   45,557              57,629          $  941,702
Shares issued for reinvestment of distributions .........             0                   0              14,339             234,590
                                                             ----------          ----------          ----------          ----------
                                                                  2,985              45,557              71,968           1,176,292
Shares redeemed .........................................       (66,673)         (1,030,165)            (49,270)           (778,229)
                                                             ----------          ----------          ----------          ----------
     Net (decrease) increase ............................       (63,688)         $ (984,608)             22,698          $  398,063
                                                             ==========          ==========          ==========          ==========



See accompanying notes to financial statements


                                                   CAPITAL MANAGEMENT MID-CAP FUND

                                                        FINANCIAL HIGHLIGHTS

                                           (For a Share Outstanding Throughout the Period)

                                                         INSTITUTIONAL CLASS

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                        For the
                                                                                                                      period from
                                                                                                                   January 27, 1995
                                                                                                                   (commencement of
                                                             Year ended    Year ended    Year ended    Year ended   operations) to
                                                              Nov. 30,      Nov. 30,      Nov. 30,      Nov. 30,       Nov. 30,
                                                                1999          1998          1997          1996           1995
------------------------------------------------------------------------------------------------------------------------------------

Net asset value, beginning of period ......................      $14.21        $18.20        $13.99        $12.16        $10.00
     Income from investment operations
       Net investment income ..............................        0.03          0.03          0.01          0.23          0.20
       Net realized and unrealized gain (loss)
         on investments ...................................        2.58         (1.70)         4.60          2.08          2.10
                                                             ----------    ----------    ----------    ----------    ----------
           Total from investment operations ...............        2.61         (1.67)         4.61          2.31          2.30
                                                             ----------    ----------    ----------    ----------    ----------
     Distributions to shareholders from
       Net investment income ..............................       (0.02)         0.00         (0.04)        (0.26)        (0.14)
       Distributions in excess of net investment income ...        0.00          0.00         (0.02)         0.00          0.00
       Net realized gain from investment transactions .....        0.00         (2.32)        (0.34)        (0.22)         0.00
                                                             ----------    ----------    ----------    ----------    ----------
           Total distributions ............................       (0.02)        (2.32)        (0.40)        (0.48)        (0.14)
                                                             ----------    ----------    ----------    ----------    ----------

Net asset value, end of period ............................      $16.80        $14.21        $18.20        $13.99        $12.16
                                                             ==========    ==========    ==========    ==========    ==========

Total return (a) ..........................................       18.41 %      (10.94)%       33.92 %       19.57 %       23.00 %
                                                             ==========    ==========    ==========    ==========    ==========

Ratios/supplemental data
     Net assets, end of period ............................  $5,796,478    $4,929,525    $5,311,416    $3,502,215    $1,832,507
                                                             ==========    ==========    ==========    ==========    ==========

     Ratio of expenses to average net assets
       Before expense reimbursements and waived fees ......        2.81 %        2.60 %        2.92 %        3.70 %        7.20 %(b)
       After expense reimbursements and waived fees .......        1.50 %        1.50 %        1.50 %        0.00 %        0.31 %(b)

     Ratio of net investment income (loss) to average net assets
       Before expense reimbursements and waived fees ......       (1.07)%       (0.93)%       (1.34)%       (1.77)%       (4.45)%(b)
       After expense reimbursements and waived fees .......        0.24 %        0.17 %        0.08 %        1.94 %        2.44 %(b)

     Portfolio turnover rate ..............................      114.00 %       89.04 %       66.30 %       82.30 %       47.74 %


(a)  Total return does not reflect payment of a sales charge.
(b)  Annualized.



                                                                                                                         (Continued)

                                                   CAPITAL MANAGEMENT MID-CAP FUND

                                                        FINANCIAL HIGHLIGHTS

                                           (For a Share Outstanding Throughout the Period)

                                                           INVESTOR CLASS

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                        For the
                                                                                                                      period from
                                                                                                                     April 7, 1995
                                                                                                                    (commencement of
                                                             Year ended    Year ended    Year ended    Year ended    operations) to
                                                              Nov. 30,      Nov. 30,      Nov. 30,      Nov. 30,        Nov. 30,
                                                                1999          1998          1997          1996           1995
------------------------------------------------------------------------------------------------------------------------------------

Net asset value, beginning of period ......................      $13.96        $18.04        $13.96        $12.09        $11.07
     Income from investment operations
       Net investment (loss) income .......................       (0.11)        (0.09)        (0.05)         0.24          0.11
       Net realized and unrealized gain (loss)
         on investments ...................................        2.56         (1.67)         4.53          2.06          1.02
                                                             ----------    ----------    ----------    ----------    ----------
           Total from investment operations ...............        2.45         (1.76)         4.48          2.30          1.13
                                                             ----------    ----------    ----------    ----------    ----------
     Distributions to shareholders from
       Net investment income ..............................        0.00          0.00         (0.03)        (0.21)        (0.11)
       Distributions in excess of net investment income ...        0.00          0.00         (0.03)         0.00          0.00
       Net realized gain from investment transactions .....        0.00         (2.32)        (0.34)        (0.22)         0.00
                                                             ----------    ----------    ----------    ----------    ----------
           Total distributions ............................        0.00         (2.32)        (0.40)        (0.43)        (0.11)
                                                             ----------    ----------    ----------    ----------    ----------

Net asset value, end of period ............................      $16.41        $13.96        $18.04        $13.96        $12.09
                                                             ==========    ==========    ==========    ==========    ==========

Total return (a) ..........................................       17.55 %      (11.67)%       33.11 %       19.61 %       10.24 %
                                                             ==========    ==========    ==========    ==========    ==========

Ratios/supplemental data
     Net assets, end of period ............................  $1,031,661    $1,766,893    $1,873,942    $  746,136    $  550,814
                                                             ==========    ==========    ==========    ==========    ==========

     Ratio of expenses to average net assets
       Before expense reimbursements and waived fees ......        3.56 %        3.35 %        3.71 %        4.45 %        7.18 %(b)
       After expense reimbursements and waived fees .......        2.25 %        2.25 %        2.25 %        0.00 %        1.06 %(b)

     Ratio of net investment income (loss) to average net assets
       Before expense reimbursements and waived fees ......       (1.82)%       (1.67)%       (2.10)%       (2.50)%       (4.23)%(b)
       After expense reimbursements and waived fees .......       (0.51)%       (0.57)%       (0.63)%        1.95 %        1.89 %(b)

     Portfolio turnover rate ..............................      114.00 %       89.04 %       66.30 %       82.30 %       47.74 %



(a)  Total return does not reflect payment of a sales charge.
(b)  Annualized.



See accompanying notes to financial statements


                         CAPITAL MANAGEMENT MID-CAP FUND

                          NOTES TO FINANCIAL STATEMENTS

                                November 30, 1999



NOTE 1 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES AND OTHER INFORMATION

         The Capital Management Mid-Cap Fund (the "Fund"), formerly known as The Capital Management Equity Fund, is a diversified series of shares of beneficial interest of the Capital Management Investment Trust (the "Trust"). The Trust, an open-end investment company, was organized on October 18, 1994 as a Massachusetts Business Trust and is registered under the Investment Company Act of 1940, as amended. The Fund began operations on January 27, 1995. The investment objective of the fund is to seek capital appreciation principally through investments in equity securities, consisting of common and preferred stocks and securities convertible into common stocks. The Fund has an unlimited number of $0.01 par value beneficial interest shares that are authorized, which are divided into two classes - Institutional Shares and Investor Shares. Only Institutional Shares were offered by the Fund prior to April 7, 1995.

         Each class of shares has equal rights as to assets of the Fund, and the classes are identical except for differences in their sales charge structures and ongoing distribution and service fees. Income, expenses (other than distribution and service fees, which are only attributable to the Investor Class), and realized and unrealized gains or losses on investments are allocated to each class of shares based upon its relative net assets. Investor Shares purchased are subject to a maximum sales charge of three percent. Both classes have equal voting privileges, except where otherwise required by law or when the Board of Trustees determines that the matter to be voted on affects only the interests of the shareholders of a particular class. The following is a summary of significant accounting policies followed by the Fund.

         A. Security Valuation - The Fund's investments in securities are carried at value. Securities listed on an exchange or quoted on a national market system are valued at 4:00 p.m., New York time. Other securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are valued at the most recent bid price. Securities for which market quotations are not readily available, if any, are valued by using an independent pricing service or by following procedures approved by the Board of Trustees. Short-term investments are valued at cost which approximates value.

         B. Federal Income Taxes - The Fund is considered a personal holding company as defined under Section 542 of the Internal Revenue Code since 50% of the value of the Fund's shares were owned directly or indirectly by five or fewer individuals at certain times during the last year. As a personal holding company, the Fund is subject to federal income taxes on undistributed personal holding company income at the maximum individual income tax rate. No provision has been made for federal income taxes since it is the policy of the Fund to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to make sufficient distributions of taxable income to relieve it from all federal income taxes.

                  Each Fund files a tax return annually using tax accounting methods required under provisions of the Code which may differ from generally accepted accounting principles, the basis on which these financial statements are prepared. Accordingly, the character of distributions to shareholders reported in the financial highlights may differ from that reported to shareholders for Federal income tax purposes. Distributions which exceed net investment income and net realized gains for financial reporting purposes but not for tax purposes, if any, are shown as distributions in excess of net investment income and net realized gains in the accompanying statements.

                                                                     (Continued)

                         CAPITAL MANAGEMENT MID-CAP FUND

                          NOTES TO FINANCIAL STATEMENTS

                                November 30, 1999



                  As a result of the Fund's operating net investment loss, a reclassification adjustment of $2,644 has been made on the statement of assets and liabilities to decrease accumulated net investment loss, bringing it to zero, and decrease undistributed net realized gain on investments.

         C. Investment Transactions - Investment transactions are recorded on trade date. Realized gains and losses are determined using the specific identification cost method. Interest income is recorded daily on an accrual basis. Dividend income is recorded on the ex-dividend date.

         D. Distributions to Shareholders - The Fund may declare dividends quarterly, payable in March, June, September, and December on a date selected by the Trust's Trustees. Distributions to shareholders are recorded on the ex-dividend date. In addition, distributions may be made annually in December out of net realized gains through October 31 of that year. Distributions to shareholders are recorded on the ex-dividend date. The Fund may make a supplemental distribution subsequent to the end of its fiscal year ending November 30.

         E. Use of Estimates - The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimates.


NOTE 2 - INVESTMENT ADVISORY FEE AND OTHER RELATED PARTY TRANSACTIONS

         Pursuant to an investment advisory agreement, Capital Management Associates, Inc. (the "Advisor"), provides the fund with a continuous program of supervision of the Fund's assets, including the composition of its portfolio, and furnishes advice and recommendations with respect to investments, investment policies, and the purchase and sale of securities. As compensation for its services, the Advisor receives a fee at the annual rate of 1.00% of the first $100 million of the Fund's average daily net assets, 0.90% of the next $150 million, 0.85% of the next $250 million, and 0.80% of all assets over $500 million.

         The Advisor currently intends to voluntarily waive all or a portion of its fee and to reimburse expenses of the Fund to limit total Fund operating expenses to a maximum of 1.50% of the average daily net assets of the Fund's Institutional Class and a maximum of 2.25% of the average daily net assets of the Fund's Investor Class. There can be no assurance that the foregoing voluntary fee waivers or reimbursements will continue. The Advisor has voluntarily waived a portion of its fee amounting to $67,423 ($0.17 per share) and reimbursed $21,045 of the operating expenses incurred by the Fund for the year ended November 30, 1999.

         The Fund's administrator, The Nottingham Company (the "Administrator"), provides administrative services to and is generally responsible for the overall management and day-to-day operations of the Fund pursuant to an accounting and administrative agreement with the Trust. As compensation for its services, the Administrator receives a fee at the annual rate of 0.125% of the Fund's first $50 million of average daily net assets, 0.100% of the next $50 million, and 0.075% of average daily net assets over $100 million as well as a monthly fee of $2,250 for accounting and record-keeping services for the initial class of shares and $750 per month for each additional class of shares. The contract with the Administrator provides that the aggregate fees for the aforementioned administration, accounting, and recordkeeping services shall not be less than $4,000 per month. The Administrator also charges the Fund for certain expenses involved with the daily valuation of portfolio securities.


                                                                     (Continued)

                         CAPITAL MANAGEMENT MID-CAP FUND

                          NOTES TO FINANCIAL STATEMENTS

                                November 30, 1999



         North Carolina Shareholder Services, LLC (the "Transfer Agent") serves as the Fund's transfer, dividend paying, and shareholder servicing agent. The Transfer Agent maintains the records of each shareholder's account, answers shareholder inquiries concerning accounts, processes purchases and redemptions of the Fund's shares, acts as dividend and distribution disbursing agent, and performs other shareholder servicing functions.

         Shields & Company, Inc. (the "Distributor"), an affiliate of the Advisor, serves as the Fund's principal underwriter and distributor. The Distributor receives any sales charges imposed on purchases of Investor Shares and re-allocates a portion of such charges to dealers through whom the sale was made, if any. For the year ended November 30, 1999, the Distributor retained sales charges in the amount of $168.

         Certain Trustees and officers of the Trust are also officers or directors of the Advisor, the Distributor, or the Administrator.


NOTE 3 - DISTRIBUTION AND SERVICE FEES

         The Board of Trustees, including the Trustees who are not "interested persons" of the Trust as defined in the Investment Company Act of 1940 (the "Act"), adopted a distribution and service plan pursuant to Rule 12b-1 of the Act (the "Plan") applicable to the Investor Shares. The Act regulates the manner in which a regulated investment company may assume costs of distributing and promoting the sales of its shares and servicing of its shareholder accounts.

         The Plan provides that the Fund may incur certain costs, which may not exceed 0.75% per annum of the Investor Shares' average daily net assets for each year elapsed subsequent to adoption of the Plan, for payment to the Distributor and others for items such as advertising expenses, selling expenses, commissions, travel, or other expenses reasonably intended to result in sales of Investor Shares in the Fund or support servicing of Investor Share shareholder accounts. Such expenditures incurred as service fees may not exceed 0.25% per annum of the Investor Shares' average daily net assets. The Fund incurred $10,519 of such expenses under the Plan for the year ended November 30, 1999.


NOTE 4 - PURCHASES AND SALES OF INVESTMENTS

         Purchases and sales of investments, other than short-term investments, aggregated $6,902,859 and $7,697,225 respectively, for the year ended November 30, 1999.


NOTE 5 - DISTRIBUTIONS TO SHAREHOLDERS

         For federal income tax purposes, the Fund must report distributions from net realized gain from investment transactions that represent long-term capital gain to its shareholders. The total $0.02 per share distributions for the year ended November 30, 1999, represents ordinary distributions. Shareholders should consult a tax advisor on how to report distributions for state and local income tax purposes.

INDEPENDENT AUDITORS' REPORT

To the Board of Trustees of Capital Management Investment Trust and Shareholders of Capital Management Mid-Cap Fund:

We have audited the accompanying statement of assets and liabilities of Capital Management Mid-Cap Fund (the "Fund")(a portfolio of Capital Management Investment Trust), including the portfolio of investments, as of November 30, 1999, and the related statement of operations for the year then ended, the statement of changes in net assets, and the financial highlights for each of the two years then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of the securities owned as of November 30, 1999, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Capital Management Mid-Cap Fund as of November 30, 1999, the results of its operations for the year then ended, the changes in its net assets, and the financial highlights for each of the two years then ended, in conformity with generally accepted accounting principles.


/s/ DELOITTE & TOUCHE LLP

DELOITTE & TOUCHE LLP

December 17, 1999

________________________________________________________________________________



                        CAPITAL MANAGEMENT SMALL-CAP FUND


________________________________________________________________________________



               a series of the Capital Management Investment Trust






                               Annual Report 1999


                         FOR THE YEAR ENDED NOVEMBER 30






                               INVESTMENT ADVISOR
                       Capital Management Associates, Inc.
                                  140 Broadway
                            New York, New York 10005



                        CAPITAL MANAGEMENT SMALL-CAP FUND
                           107 North Washington Street
                             Post Office Drawer 4365
                     Rocky Mount, North Carolina 27803-0365
                                 1-888-626-3863

                          CAPITAL MANAGEMENT ASSOCIATES
                                  INCORPORATED

                        140 BROADWAY NEW YORK, N.Y. 10005



INVESTMENT ADVISORS                                          TEL: (212) 320-2000
                                                             FAX: (212) 320-2040


Dear Fellow Shareholders:

         The year 1999 marked the beginning of the Capital Management Small-Cap Fund, and I am pleased to report that your fund is off to a rousing start with a total return of 32.2% for investor shares for the period January 12, 199, through December 31, 1999.

         Looking ahead, we expect stock markets in general to be tugged back and forth by continued above-average corporate earnings on the plus side and by the fear of higher interest rates on the negative side. No doubt, small-stock shares will participate in these moves, as recent volatility has shown. The good news remains, however, that relative valuations in the small-stock sector are still near historic lows, even after the rally of 1999. In other word, while the road may be bumpy in the near term, the one- to two-year outlook for small-company investments is excellent.

         Thank you for your support in our initial year, and we look forward to serving you in the future.


                                           C. Lennis Koontz, II, CFA
                                           President
                                           January 4, 2000

                       CAPITAL MANAGEMENT SMALL-CAP FUND
                              INSTITUTIONAL SHARES

                    Performance Update - $250,000 Investment

       For the period from January 12, 1999 (Commencement of Operations)
                              to November 30, 1999


-----------------------------------------------------
                Institutional    S&P 600 Small-Cap
                   Shares              Index
-----------------------------------------------------

 12-Jan-99        $250,000           $250,000
 31-Jan-99         259,554            247,859
 28-Feb-99         250,227            225,531
 31-Mar-99         249,090            228,446
 30-Apr-99         271,383            243,534
 31-May-99         286,397            249,462
 30-Jun-99         303,458            263,659
 31-Jul-99         306,415            261,345
 31-Aug-99         299,136            249,843
 30-Sep-99         301,183            250,906
 31-Oct-99         308,917            250,276
 30-Nov-99         316,424            260,905


This graph depicts the performance of the Capital Management Small-Cap Fund Institutional Shares versus the S&P 600 Small-Cap Index. It is important to note that the Capital Management Small-Cap Fund is a professionally managed mutual fund while the index is not available for investment and is unmanaged. The comparison is shown for illustrative purposes only.


Cumulative Total Return

-------------------------
      Since 1/12/99
-------------------------
         26.57%
-------------------------


The graph assumes an initial $250,000 investment at January 12, 1999. All dividends and distributions are reinvested.

At November 30, 1999, the value of the Capital Management Small-Cap Fund Institutional Shares would have grown to $316,424 - total investment return of 26.57% since January 12, 1999.

At November 30, 1999, a similar investment in the S&P 600 Small-Cap Index would have grown to $260,905 - total investment return of 4.36% since January 12, 1999.

Past performance is not a guarantee of future results. A mutual fund's share price and investment return will vary with market conditions, and the principal value of shares, when redeemed, may be worth more or less than the original cost. Average annual total returns are historical in nature and measure net investment income and capital gain or loss from portfolio investments assuming reinvestments of dividends.

                       CAPITAL MANAGEMENT SMALL-CAP FUND
                                INVESTOR SHARES

                    Performance Update - $10,000 Investment

       For the period from January 12, 1999 (Commencement of Operations)
                              to November 30, 1999


-----------------------------------------------------
                     Investor     S&P 600 Small-Cap
                      Shares            Index
-----------------------------------------------------

 12-Jan-99           $ 9,700           $10,000
 31-Jan-99            10,062             9,914
 28-Feb-99             9,691             9,021
 31-Mar-99             9,647             9,138
 30-Apr-99            10,503             9,741
 31-May-99            11,077             9,978
 30-Jun-99            11,730            10,546
 31-Jul-99            11,836            10,454
 31-Aug-99            11,545             9,994
 30-Sep-99            11,615            10,036
 31-Oct-99            11,907            10,011
 30-Nov-99            12,198            10,436


This graph depicts the performance of the Capital Management Small-Cap Fund Investor Shares versus the S&P 600 Small-Cap Index. It is important to note that the Capital Management Small-Cap Fund is a professionally managed mutual fund while the index is not available for investment and is unmanaged. The comparison is shown for illustrative purposes only.


Cumulative Total Return

-------------------------   ----------------
      No Sales Load              25.75%
-------------------------   ----------------
 Maximum 3.0% Sales Load         21.98%
-------------------------   ----------------


The graph assumes an initial $10,000 investment at January 12, 1999 ($9,700 after maximum sales load of 3.0%). All dividends and distributions are reinvested.

At November 30, 1999, the value of the Capital Management Small-Cap Fund Investor Shares would have grown to $12,198 - total investment return of 21.98% since January 12, 1999. Without the deduction of the 3.0% maximum sales load, the value of the Capital Management Small-Cap Fund Investor Shares would have grown to $12,575 - total investment return of 25.75% since January 12, 1999. The sales load may be reduced or eliminated for larger purchases.

At November 30, 1999, a similar investment in the S&P 600 Small-Cap Index would have grown to $10,436 - total investment return of 4.36% since January 12, 1999.

Past performance is not a guarantee of future results. A mutual fund's share price and investment return will vary with market conditions, and the principal value of shares, when redeemed, may be worth more or less than the original cost. Average annual total returns are historical in nature and measure net investment income and capital gain or loss from portfolio investments assuming reinvestments of dividends.


                                                  CAPITAL MANAGEMENT SMALL-CAP FUND

                                                      PORTFOLIO OF INVESTMENTS

                                                          November 30, 1999

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                             Value
                                                                                                        Shares              (note 1)
------------------------------------------------------------------------------------------------------------------------------------

COMMON STOCKS - 76.98%

       Broadcast - Radio & Television - 1.71%
         (a)Cox Radio, Inc. ..........................................................                     50               $  3,800
                                                                                                                            --------

       Chemicals - 2.15%
            MacDermid, Incorporated ..................................................                    125                  4,758
                                                                                                                            --------

       Computer Software & Services - 5.90%
         (a)Digi International Inc. ..................................................                    150                  2,419
         (a)MICROS Systems, Inc. .....................................................                    100                  5,056
         (a)Proxim, Inc. .............................................................                    100                  5,600
                                                                                                                            --------
                                                                                                                              13,075
                                                                                                                            --------
       Electrical Equipment - 2.21%
            Baldor Electric Company ..................................................                    250                  4,891
                                                                                                                            --------

       Electronics - Semiconductor - 12.93%
         (a)Brooks Automation, Inc. ..................................................                    200                  5,450
         (a)Burr-Brown Corporation ...................................................                    100                  4,431
         (a)Credence Systems Corporation .............................................                    100                  5,794
            Helix Technology Corporation .............................................                    100                  4,048
         (a)Novellus Systems, Inc. ...................................................                     50                  4,106
         (a)Photronics, Inc. .........................................................                    200                  4,825
                                                                                                                            --------
                                                                                                                              28,654
                                                                                                                            --------
       Entertainment - 1.89%
         (a)Pixar, Inc. ..............................................................                    100                  4,200
                                                                                                                            --------

       Financial - Banks, Commercial - 8.20%
            Carolina First Corporation ...............................................                    200                  4,087
            Cullen/Frost Bankers, Inc. ...............................................                    150                  4,256
            FirstMerit Corporation ...................................................                    150                  3,895
            JSB Financial, Inc. ......................................................                    100                  5,925
                                                                                                                            --------
                                                                                                                              18,163
                                                                                                                            --------
       Forest Production & Paper - 2.15%
            Pope & Talbot, Inc. ......................................................                    400                  4,775
                                                                                                                            --------

       Household Products & Housewares - 2.53%
            Church & Dwight Co., Inc. ................................................                    200                  5,600
                                                                                                                            --------

       Insurance - Life & Health - 1.57%
            Hooper Holmes, Inc. ......................................................                    150                  3,488
                                                                                                                            --------


                                                                                                                         (Continued)


                                                  CAPITAL MANAGEMENT SMALL-CAP FUND

                                                      PORTFOLIO OF INVESTMENTS

                                                          November 30, 1999

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                             Value
                                                                                                        Shares              (note 1)
------------------------------------------------------------------------------------------------------------------------------------

COMMON STOCKS - (Continued)

       Leisure Time - 2.05%
         (a)The Topps Company, Inc. ..................................................                    400               $  4,550
                                                                                                                            --------

       Machine - Construction & Mining - 3.51%
         (a)Astec Industries, Inc. ...................................................                    200                  4,975
         (a)Terex Corporation ........................................................                    100                  2,800
                                                                                                                            --------
                                                                                                                               7,775
                                                                                                                            --------
       Office & Business Equipment - 2.09%
            John H. Harland Company ..................................................                    250                  4,641
                                                                                                                            --------

       Oil & Gas - Equipment & Services - 6.14%
         (a)R&B Falcon Corporation ...................................................                    400                  4,950
         (a)Rowan Companies, Inc. ....................................................                    250                  4,281
         (a)Veritas DGC Inc. .........................................................                    300                  4,369
                                                                                                                            --------
                                                                                                                              13,600
                                                                                                                            --------
       Oil & Gas - Exploration - 5.15%
            Cabot Oil & Gas Corporation ..............................................                    250                  3,828
            EOG Resources, Inc. ......................................................                    200                  3,712
         (a)Newfield Exploration Company .............................................                    150                  3,872
                                                                                                                            --------
                                                                                                                              11,412
                                                                                                                            --------
       Real Estate Investment Trust - 1.44%
            Crown American Realty Trust ..............................................                    500                  3,188
                                                                                                                            --------

       Restaurants & Food Service - 5.63%
         (a)NPC International, Inc. ..................................................                    400                  5,050
         (a)Ryan's Family Steak Houses, Inc. .........................................                    400                  3,950
         (a)Taco Cabana, Inc. ........................................................                    400                  3,475
                                                                                                                            --------
                                                                                                                              12,475
                                                                                                                            --------
       Retail - Apparel - 1.81%
            Spiegel, Inc. ............................................................                    500                  4,000
                                                                                                                            --------

       Utilities - Electric - 1.47%
            Cleco Corporation ........................................................                    100                  3,262
                                                                                                                            --------

       Utilities - Gas - 2.65%
            South Jersey Industries, Inc. ............................................                    200                  5,863
                                                                                                                            --------



                                                                                                                         (Continued)

                                                  CAPITAL MANAGEMENT SMALL-CAP FUND

                                                      PORTFOLIO OF INVESTMENTS

                                                          November 30, 1999

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                             Value
                                                                                                        Shares              (note 1)
------------------------------------------------------------------------------------------------------------------------------------

COMMON STOCKS - (Continued)

       Utilities - Water - 3.80%
            Connecticut Water Service, Inc. ..........................................                    100               $  3,400
            United Water Resources Inc. ..............................................                    150                  5,025
                                                                                                                            --------
                                                                                                                               8,425
                                                                                                                            --------

            Total Common Stocks (Cost $157,331) ...............................................................              170,595
                                                                                                                            --------

INVESTMENT COMPANIES - 10.03%

       Evergreen Money Market Treasury Institutional Money
            Market Fund Institutional Service Shares .................................                 11,119                 11,119
       Evergreen Money Market Treasury Institutional Treasury
            Money Market Fund Institutional Service Shares ...........................                 11,118                 11,118
                                                                                                                            --------

            Total Investment Companies (Cost $22,237) ..........................................................              22,237
                                                                                                                            --------


Total Value of Investments (Cost $179,568 (b)) ............................................             87.01%              $192,832
Other Assets Less Liabilities .............................................................             12.99%                28,776
                                                                                                       ------               --------
       Net Assets .........................................................................            100.00%              $221,608
                                                                                                       ======               ========



       (a)  Non-income producing investment.

       (b)  Aggregate  cost  for  financial  reporting  and  federal  income  tax  purposes  is the  same.  Unrealized  appreciation
            (depreciation) of investments for financial reporting and federal income tax purposes is as follows:

            Unrealized appreciation ..........................................................................             $ 20,299
            Unrealized depreciation ..........................................................................               (7,035)
                                                                                                                           --------

                            Net unrealized appreciation                                                                    $ 13,264
                                                                                                                           ========














See accompanying notes to financial statements


                                                  CAPITAL MANAGEMENT SMALL-CAP FUND

                                                 STATEMENT OF ASSETS AND LIABILITIES

                                                          November 30, 1999


ASSETS
       Investments, at value (cost $179,568) ...............................................................                $192,832
       Cash ................................................................................................                  42,162
       Income receivable ...................................................................................                     249
       Due from advisor (note 2) ...........................................................................                   7,293
                                                                                                                            --------

            Total assets ...................................................................................                 242,536
                                                                                                                            --------

LIABILITIES
       Accrued expenses ....................................................................................                  20,928
                                                                                                                            --------


NET ASSETS .................................................................................................                $221,608
                                                                                                                            ========

NET ASSETS CONSIST OF
       Paid-in capital .....................................................................................                $180,052
       Undistributed net realized gain on investments ......................................................                  28,292
       Net unrealized appreciation on investments ..........................................................                  13,264
                                                                                                                            --------
                                                                                                                            $221,608
                                                                                                                            ========

INSTITUTIONAL CLASS
       Net asset value, offering and redemption price per share ............................................                  $13.91
            ($158,754 / 11,411 shares outstanding)                                                                          ========


INVESTOR CLASS
       Net asset value, offering and redemption price per share ............................................                  $13.82
            ($62,854 / 4,550 shares outstanding)                                                                            ========

       Maximum offering price per share (100 / 97% of $13.82) ..............................................                  $14.25
                                                                                                                            ========















See accompanying notes to financial statements


                                                  CAPITAL MANAGEMENT SMALL-CAP FUND

                                                       STATEMENT OF OPERATIONS

                                                    Period from January 12, 1999
                                                    (commencement of operations)
                                                        to November 30, 1999


INVESTMENT LOSS

       Income
            Dividends .......................................................................................              $  2,165
                                                                                                                           --------

       Expenses
            Investment advisory fees (note 2) ...............................................................                 1,608
            Fund administration fees (note 2) ...............................................................                   201
            Distribution and service fees - Investor Class (note 3) .........................................                   375
            Custody fees ....................................................................................                 3,783
            Registration and filing administration fees (note 2) ............................................                   522
            Fund accounting fees (note 2) ...................................................................                31,441
            Audit fees ......................................................................................                10,100
            Legal fees ......................................................................................                 6,668
            Securities pricing fees .........................................................................                 2,524
            Shareholder recordkeeping fees ..................................................................                 7,500
            Other accounting fees (note 2) ..................................................................                10,346
            Shareholder servicing expenses ..................................................................                 1,470
            Registration and filing expenses ................................................................                 1,759
            Printing expenses ...............................................................................                 3,518
            Trustee fees and meeting expenses ...............................................................                 7,000
            Other operating expenses ........................................................................                 1,393
                                                                                                                           --------

                  Total expenses ............................................................................                90,208
                                                                                                                           --------

                  Less:
                       Expense reimbursements (note 2) ......................................................               (84,291)
                       Investment advisory fees waived (note 2) .............................................                (1,608)
                       Other accounting fees waived (note 2) ................................................                (1,519)
                                                                                                                           --------

                  Net expenses ..............................................................................                 2,790
                                                                                                                           --------

                       Net investment loss ..................................................................                  (625)
                                                                                                                           --------

REALIZED AND UNREALIZED GAIN ON INVESTMENTS

       Net realized gain from investment transactions .......................................................                28,917
       Increase in unrealized appreciation on investments ...................................................                13,264
                                                                                                                           --------

            Net realized and unrealized gain on investments .................................................                42,181
                                                                                                                           --------

                  Net increase in net assets resulting from operations ......................................              $ 41,556
                                                                                                                           ========






See accompanying notes to financial statements


                                                  CAPITAL MANAGEMENT SMALL-CAP FUND

                                                 STATEMENT OF CHANGES IN NET ASSETS


------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                        Period ended
                                                                                                                        November 30,
                                                                                                                          1999 (b)
------------------------------------------------------------------------------------------------------------------------------------

INCREASE IN NET ASSETS

       Operations
              Net investment loss .............................................................................           $    (625)
              Net realized gain from investment transactions ..................................................              28,917
              Increase in unrealized appreciation on investments ..............................................              13,264
                                                                                                                          ---------

                   Net increase in net assets resulting from operations .......................................              41,556
                                                                                                                          ---------

       Capital share transactions
              Increase in net assets resulting from capital share transactions (a) ............................             180,052
                                                                                                                          ---------

                        Total increase in net assets ..........................................................             221,608

NET ASSETS

       Beginning of period ....................................................................................                   0
                                                                                                                          ---------

       End of period ..........................................................................................           $ 221,608
                                                                                                                          =========



(a) A summary of capital share activity follows:
                                                                                                   --------------------------------
                                                                                                              Period ended
                                                                                                          November 30, 1999 (b)

                                                                                                       Shares                Value
                                                                                                   --------------------------------
--------------------------
   INSTITUTIONAL CLASS
--------------------------
Shares sold ............................................................................                11,411            $ 130,052
Shares redeemed ........................................................................                     0                    0
                                                                                                     ---------            ---------
       Net increase ....................................................................                11,411            $ 130,052
                                                                                                     =========            =========


--------------------------
      INVESTOR CLASS
--------------------------
Shares sold ............................................................................                 4,550            $  50,000
Shares redeemed ........................................................................                     0                    0
                                                                                                     ---------            ---------
       Net increase ....................................................................                 4,550            $  50,000
                                                                                                     =========            =========








(b) For the period beginning January 12, 1999 (commencement of operations) to November 30, 1999.








See accompanying notes to financial statements


                                                  CAPITAL MANAGEMENT SMALL-CAP FUND

                                                        FINANCIAL HIGHLIGHTS

                                           (For a Share Outstanding Throughout the Period)


------------------------------------------------------------------------------------------------------------------------------------
                                                                                              Institutional           Investor
                                                                                                  Class                Class
------------------------------------------------------------------------------------------------------------------------------------

                                                                                              Period ended          Period ended
                                                                                              November 30,          November 30,
                                                                                                1999 (a)              1999 (a)
                                                                                             --------------        -------------

Net asset value, beginning of period ................................................             $10.99                $10.99

     Income from investment operations
        Net investment loss .........................................................              (0.01)                (0.10)
        Net realized and unrealized gain on investments .............................               2.93                  2.93
                                                                                                --------              --------
            Total from investment operations ........................................               2.92                  2.83
                                                                                                --------              --------

Net asset value, end of period ......................................................             $13.91                $13.82
                                                                                                ========              ========

Total return (b) ....................................................................              26.57 %               25.75 %
                                                                                                ========              ========

Ratios/supplemental data
     Net assets, end of period ......................................................           $158,754              $ 62,854
                                                                                                ========              ========

     Ratio of expenses to average net assets
        Before expense reimbursements and waived fees ...............................              55.71 % (c)           56.45 % (c)
        After expense reimbursements and waived fees ................................               1.50 % (c)            2.25 % (c)

     Ratio of net investment loss to average net assets
        Before expense reimbursements and waived fees ...............................             (54.36)% (c)          (55.11)% (c)
        After expense reimbursements and waived fees ................................              (0.15)% (c)           (0.91)% (c)

     Portfolio turnover rate ........................................................             145.58 %              145.58 %



(a) For the period beginning January 12, 1999 (commencement of operations) to November 30, 1999.

(b) Total return does not reflect payment of a sales charge.

(c) Annualized.










See accompanying notes to financial statements


                        CAPITAL MANAGEMENT SMALL-CAP FUND

                          NOTES TO FINANCIAL STATEMENTS

                                November 30, 1999


NOTE 1 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES AND OTHER INFORMATION

         The Capital Management Small-Cap Fund (the "Fund") is a diversified series of shares of beneficial interest of the Capital Management Investment Trust (the "Trust"). The Trust, an open-end investment company, was organized on October 18, 1994 as a Massachusetts Business Trust and is registered under the Investment Company Act of 1940, as amended. The Fund began operations on January 12, 1999. The investment objective of the Fund is to seek capital appreciation principally through investments in equity securities, consisting of common and preferred stocks and securities convertible into common stocks. The Fund pursues its investment objective by investing primarily in equity securities of small-capitalization ("small-cap") companies. The Fund considers a small-cap company to be one that has market capitalization, measured at the time the Fund purchases the security, within the range of $100 million to $1 billion. The Fund has an unlimited number of $0.01 par value beneficial interest shares that are authorized, which are divided into two classes - Institutional Shares and Investor Shares.

         Each class of shares has equal rights as to assets of the Fund, and the classes are identical except for differences in their sales charge structures and ongoing distribution and service fees. Income, expenses (other than distribution and service fees, which are only attributable to the Investor Class), and realized and unrealized gains or losses on investments are allocated to each class of shares based upon its relative net assets. Investor Shares purchased are subject to a maximum sales charge of three percent. Both classes have equal voting privileges, except where otherwise required by law or when the Board of Trustees determines that the matter to be voted on affects only the interests of the shareholders of a particular class. The following is a summary of significant accounting policies followed by the Fund.

         A. Security Valuation - The Fund's investments in securities are carried at value. Securities listed on an exchange or quoted on a national market system are valued at 4:00 p.m., New York time. Other securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are valued at the most recent bid price. Securities for which market quotations are not readily available, if any, are valued by using an independent pricing service or by following procedures approved by the Board of Trustees. Short-term investments are valued at cost which approximates value.

         B. Federal Income Taxes - The Fund is considered a personal holding company as defined under Section 542 of the Internal Revenue Code since 50% of the value of the Fund's shares were owned directly or indirectly by five or fewer individuals at certain times during the last half of the year. As a personal holding company, the Fund is subject to federal income taxes on undistributed personal holding company income at the maximum individual income tax rate. No provision has been made for federal income taxes since it is the policy of the Fund to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to make sufficient distributions of taxable income to relieve it from all federal income taxes.

                  Each Fund files a tax return annually using tax accounting methods required under provisions of the Code which may differ from generally accepted accounting principles, the basis on which these financial statements are prepared. Accordingly, the character of distributions to shareholders reported in the financial highlights may differ from that reported to shareholders for Federal income tax purposes. Distributions which exceed net investment income and net realized gains for financial reporting purposes but not for tax purposes, if any, are shown as distributions in excess of net investment income and net realized gains in the accompanying statements.

                                                                     (Continued)

                        CAPITAL MANAGEMENT SMALL-CAP FUND

                          NOTES TO FINANCIAL STATEMENTS

                                November 30, 1999



                  As a result of the Fund's operating net investment loss, a reclassification adjustment of $625 has been made on the statement of assets and liabilities to decrease accumulated net investment loss, bringing it to zero, and decrease undistributed net realized gain on investments.

         C. Investment Transactions - Investment transactions are recorded on trade date. Realized gains and losses are determined using the specific identification cost method. Interest income is recorded daily on an accrual basis. Dividend income is recorded on the ex-dividend date.

         D. Distributions to Shareholders - The Fund may declare dividends quarterly, payable in March, June, September, and December on a date selected by the Trust's Trustees. Distributions to shareholders are recorded on the ex-dividend date. In addition, distributions may be made annually in December out of net realized gains through October 31 of that year. Distributions to shareholders are recorded on the ex-dividend date. The Fund may make a supplemental distribution subsequent to the end of its fiscal year ending November 30.

         E. Use of Estimates - The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimates.


NOTE 2 - INVESTMENT ADVISORY FEE AND OTHER RELATED PARTY TRANSACTIONS

         Pursuant to an investment advisory agreement, Capital Management Associates, Inc. (the "Advisor"), provides the Fund with a continuous program of supervision of the Fund's assets, including the composition of its portfolio, and furnishes advice and recommendations with respect to investments, investment policies, and the purchase and sale of securities. As compensation for its services, the Advisor receives a fee at the annual rate of 1.00% of the first $100 million of the Fund's average daily net assets, 0.90% of the next $150 million, 0.85% of the next $250 million, and 0.80% of all assets over $500 million.

         The Advisor currently intends to voluntarily waive all or a portion of its fee and to reimburse expenses of the Fund to limit total Fund operating expenses to a maximum of 1.50% of the average daily net assets of the Fund's Institutional Class shares and a maximum of 2.25% of the average daily net assets of the Fund's Investor Class shares. There can be no assurance that the foregoing voluntary fee waivers or reimbursements will continue. The Advisor has voluntarily waived a portion of its fee amounting to $1,608 ($0.11 per share) and reimbursed $84,291 of the operating expenses incurred by the Fund for the period ended November 30, 1999.

         The Fund's administrator, The Nottingham Company (the "Administrator"), provides administrative services to and is generally responsible for the overall management and day-to-day operations of the Fund pursuant to an accounting and administrative agreement with the Trust. As compensation for its services, the Administrator receives a fee at the annual rate of 0.125% of the Fund's first $50 million of average daily net assets, 0.10% of the next $50 million, and 0.075% of average daily net assets over $100 million. The Administrator also receives a monthly fee of $2,000 for accounting and record-keeping services for the initial class of shares and $750 per month for each additional class of shares. The contract with the Administrator provides that the aggregate fees for the aforementioned administration, accounting, and recordkeeping services shall not be less than $4,000 per month. The Administrator also charges the Fund for certain expenses involved with the daily valuation of portfolio securities. The Administrator has voluntarily waived a portion of its fees amounting to $1,519 ($0.10 per share) for the period ended November 30, 1999.

                                                                     (Continued)

                        CAPITAL MANAGEMENT SMALL-CAP FUND

                          NOTES TO FINANCIAL STATEMENTS

                                November 30, 1999



         North Carolina Shareholder Services, LLC (the "Transfer Agent") serves as the Fund's transfer, dividend paying, and shareholder servicing agent. The Transfer Agent maintains the records of each shareholder's account, answers shareholder inquiries concerning accounts, processes purchases and redemptions of the Fund's shares, acts as dividend and distribution disbursing agent, and performs other shareholder servicing functions.

         Shields & Company, Inc. (the "Distributor"), an affiliate of the Advisor, serves as the Fund's principal underwriter and distributor. The Distributor receives any sales charges imposed on purchases of Investor Shares and re-allocates a portion of such charges to dealers through whom the sale was made, if any. For the year ended November 30, the Distributor did not retain any sales charges.

         Certain Trustees and officers of the Trust are also officers or directors of the Advisor, the Distributor, or the Administrator.


NOTE 3 - DISTRIBUTION AND SERVICE FEES

         The Board of Trustees, including the Trustees who are not "interested persons" of the Trust as defined in the Investment Company Act of 1940 (the "Act"), adopted a distribution and service plan pursuant to Rule 12b-1 of the Act (the "Plan") applicable to the Investor Shares. The Act regulates the manner in which a regulated investment company may assume costs of distributing and promoting the sales of its shares and servicing of its shareholder accounts.

         The Plan provides that the Fund may incur certain costs, which may not exceed 0.75% per annum of the Investor Class Shares' average daily net assets for each year elapsed subsequent to adoption of the Plan, for payment to the Distributor and others for items such as advertising expenses, selling expenses, commissions, travel, or other expenses reasonably intended to result in sales of Investor Class Shares in the Fund or support servicing of Investor Class Share shareholder accounts. Such expenditures incurred as service fees may not exceed 0.25% per annum of the Investor Class Shares' average daily net assets. The Fund incurred $375 of such expenses for the period ended November 30, 1999.


NOTE 4 - PURCHASES AND SALES OF INVESTMENTS

         Purchases and sales of investments, other than short-term investments, aggregated $360,026 and $231,612, respectively, for the period ended November 30, 1999.

INDEPENDENT AUDITORS' REPORT

To the Board of Trustees of Capital Management Investment Trust and Shareholders of Capital Management Small-Cap Fund:

We have audited the accompanying statement of assets and liabilities of Capital Management Small-Cap Fund(the "Fund") (a portfolio of Capital Management Investment Trust), including the portfolio of investments, as of November 30, 1999, and the related statements of operations and of changes in net assets and the financial highlights for the period from January 12, 1999 (commencement of operations) to November 30, 1999. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit.

We conducted our audit in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of the securities owned as of November 30, 1999, by correspondence with the custodian and broker. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Capital Management Small-Cap Fund as of November 30 1999, the results of its operations, the changes in its net assets and the financial highlights for the period from January 12, 1999 to November 30, 1999, in conformity with generally accepted accounting principles.


/s/ DELOITTE & TOUCHE LLP

DELOITTE & TOUCHE LLP

December 17, 1999